Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loss per common share:
Net loss	$ (640)	$ (37,713)
Weighted average common shares outstanding, basic and diluted	1,056,988	440,412
Net loss per share, basic and diluted	$ (0.61)	$ (85.63)